Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following disclosure illustrates the relationship between the compensation actually paid to the NEOs, as calculated in accordance with SEC disclosure rules, and the performance of the Company.

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100 Investment Based On (4):
Year	PEO1	PEO2	PEO1	PEO2	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Share- holder Return	Peer Group Total Share- holder Return	Net Income ($000)	Company Selected Measure (Adj. EBITDA) ($000)
(1)	(2)	(2)	(3)	(3)	(2)	(3)		(5)		(6)

2022	$9,743,982	n/a	$10,477,683	n/a	$1,782,208	$1,681,256	$237	$187	$34,518	$242,879
2021	4,670,472	n/a	5,444,034	n/a	1,611,915	1,668,379	197	205	73,751	213,706
2020	1,244,893	4,384,274	1,251,196	4,341,191	1,737,123	1,642,906	128	107	75,914	234,813

(1) Tony Sarsam (PEO1) joined the Company in September 2020. Dennis Eidson (PEO2) served as Interim CEO until September 2020.

The non-PEO named executive officers (NEOs) represent the following individuals for each of the years shown, as follows:

2022 – Jason Monaco, Arif Dar, Yvonne Trupiano, Bennett Morgan, Thomas Swanson and Masiar Tayebi.

2021 – Jason Monaco, Mark Shamber, Kathleen Mahoney, Yvonne Trupiano, Arif Dar and Thomas Swanson.

2020 – Mark Shamber, Walt Lentz, Kathleen Mahoney, Yvonne Trupiano and Lori Raya.

(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Sarsam and Mr. Eidson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than Mr. Sarsam and Mr. Eidson.

(3) To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the principal executive officers and for the average of the non-PEO NEOs is set forth following the footnotes to this table.

(4) Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on December 31, 2019. Historical stock price performance is not necessarily indicative of future stock price performance.

(5) The Index TSR consists of the S&P SmallCap 600 Food Distributors Index.

(6) The Company selected Adjusted EBITDA as the Company Selected Measure as it believes Adjusted EBITDA most closely aligns compensation actually paid and Company financial performance. Please see page 45 for the Company's definition of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1) Tony Sarsam (PEO1) joined the Company in September 2020. Dennis Eidson (PEO2) served as Interim CEO until September 2020.

The non-PEO named executive officers (NEOs) represent the following individuals for each of the years shown, as follows:

2022 – Jason Monaco, Arif Dar, Yvonne Trupiano, Bennett Morgan, Thomas Swanson and Masiar Tayebi.

2021 – Jason Monaco, Mark Shamber, Kathleen Mahoney, Yvonne Trupiano, Arif Dar and Thomas Swanson.

	2020 – Mark Shamber, Walt Lentz, Kathleen Mahoney, Yvonne Trupiano and Lori Raya
Peer Group Issuers, Footnote [Text Block]	The Index TSR consists of the S&P SmallCap 600 Food Distributors Index.
PEO Total Compensation Amount	$ 9,743,982	$ 4,670,472	$ 5,629,167
PEO Actually Paid Compensation Amount	$ 10,477,683	5,444,034	5,592,387
Adjustment To PEO Compensation, Footnote [Text Block]

PEOs Summary Compensation Total to Compensation Actually Paid Reconciliation:

Year	Summary Compensation Table Total	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Change in Fair Value of Dividends	Equals Compensation Actually Paid
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)

2022	$9,743,982	($1,816,634)	$1,934,332	$308,986	$—	$224,013	$—	$83,004	$10,477,683
2021	4,670,472	(1,687,591)	2,233,933	139,729	—	5,801	—	81,690	5,444,034
2020	5,629,167	(1,061,499)	388,452	57,906	624,533	(50,467)	—	4,295	5,592,387

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages. See footnote 1 above for the NEOs included in the average for each year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of stock awards granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)
Represents the fair value at vesting of stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of stock awards that were granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)
Represents the value of dividends paid on stock awards in the fiscal year prior to the vesting date that is not reflected in the fair value of such award or included in total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,782,208	1,611,915	1,737,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,681,256	1,668,379	1,642,906
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs Summary Compensation Total to Compensation Actually Paid Reconciliation:

Year	Summary Compensation Table Total	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Change in Fair Value of Dividends	Equals Compensation Actually Paid
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)

2022	$1,782,208	($222,500)	$169,737	$32,011	$—	$31,207	($114,233)	$2,826	$1,681,256
2021	1,611,915	(319,682)	356,548	77,238	—	10,382	(79,224)	11,202	1,668,379
2020	1,737,123	(276,290)	176,078	42,581	—	(10,028)	(32,399)	5,841	1,642,906

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages. See footnote 1 above for the NEOs included in the average for each year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of stock awards granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)
Represents the fair value at vesting of stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of stock awards that were granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(8)
Represents the value of dividends paid on stock awards in the fiscal year prior to the vesting date that is not reflected in the fair value of such award or included in total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

As shown in Chart 2, the PEOs' CAP amounts are aligned with the Company’s TSR due to the Company’s strategic and management-related actions that have led to performance improvements and driven shareholder return. The other NEOs’ CAP amounts have varied each year due to changes in the composition of the group as noted above.

Chart 2

Compensation Actually Paid vs. Net Income [Text Block]

As shown in Chart 3, the Company's net income has decreased due to higher LIFO expense, increased corporate administrative costs, including incentive compensation and costs related to shareholder activism, the transition impact of a new paid-time-off policy in the prior year, and increased interest expense. The other NEOs’ CAP amounts have varied each year due to changes in the composition of the group as noted above. The Company does not use net income to determine compensation levels or incentive plan payouts.

Chart 3

Compensation Actually Paid vs. Company Selected Measure [Text Block]

As shown in Chart 4, the Company's Adjusted EBITDA has varied over the three years presented. The correlation between Adjusted EBITDA and PEO CAP, however, is evident from 2021 to 2022. Payout of the annual cash incentive awards and 40% of the long-term cash incentive awards earned in 2021 and 2022 are based on Adjusted EBITDA performance. The Adjusted EBITDA to PEO CAP correlation is less defined between 2020 and 2021 due to the departure of Mr. Eidson and the hiring of Mr. Sarsam and the resulting mix of compensation elements. In 2020, Mr. Eidson received retention cash payments and phantom stock awards related to his service as interim CEO. Mr. Sarsam joined the Company in September 2020 and therefore received a prorated stock award, earned a prorated annual incentive payout and earned no long-term payments whereas in 2021 he received and earned full year values. Additionally, the increase in the Company's stock price in 2021 resulted in a substantial increase in Mr. Sarsam's CAP. The other NEOs’ CAP amounts have varied each year due to changes in the composition of the group as noted above.

Chart 4

Total Shareholder Return Vs Peer Group [Text Block]

As shown in Chart 1, our Total Shareholder Return (TSR) performance trajectory has been positive and outperformed the industry index in 2022, driven by our strategy and performance improvements since Mr. Sarsam took over as CEO, resulting in strong shareholder value.

Chart 1

Tabular List [Table Text Block]

Most Important Financial Measures
Adjusted EBITDA
Return on Invested Capital (ROIC)
Adjusted Earnings Per Share (EPS)

Total Shareholder Return Amount	$ 237	197	128
Peer Group Total Shareholder Return Amount	187	205	107
Net Income (Loss)	$ 34,518,000	$ 73,751,000	$ 75,914,000
Company Selected Measure Amount	242,879,000	213,706,000	234,813,000
Initial Fixed Investment Value				$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company selected Adjusted EBITDA as the Company Selected Measure as it believes Adjusted EBITDA most closely aligns compensation actually paid and Company financial performance. Please see page 45 for the Company's definition of Adjusted EBITDA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share (EPS)
Tony Sarsam [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,743,982	$ 4,670,472	$ 1,244,893
PEO Actually Paid Compensation Amount	$ 10,477,683	5,444,034	1,251,196
PEO Name	Tony Sarsam
Dennis Eidson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			4,384,274
PEO Actually Paid Compensation Amount			$ 4,341,191
PEO Name			Dennis Eidson
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,816,634)	(1,687,591)	$ (1,061,499)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,934,332	2,233,933	388,452
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	308,986	139,729	57,906
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	624,533
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	224,013	5,801	(50,467)
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,004	81,690	4,295
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(222,500)	(319,682)	(276,290)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	169,737	356,548	176,078
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,011	77,238	42,581
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,207	10,382	(10,028)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(114,233)	(79,224)	(32,399)
Non-PEO NEO [Member] | Change in Fair Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,826	$ 11,202	$ 5,841